Cover	Sep. 21, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2023
Entity File Number	001-40723
Entity Registrant Name	ABRI SPAC I, INC.
Entity Central Index Key	0001854583
Entity Tax Identification Number	86-2861807
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9663 Santa Monica Blvd.
Entity Address, Address Line Two	No. 1091
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90210
City Area Code	424
Local Phone Number	732-1021
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock and one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one Redeemable Warrant
Trading Symbol	ASPAU
Security Exchange Name	NASDAQ
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ASPA
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	ASPAW
Security Exchange Name	NASDAQ